Business Acquisition	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Business Combinations [Abstract]
Business Acquisition

14.      Business Acquisition

On 15 May 2017, the Company entered into an assignment and novation agreement (the “Assignment Agreement”) with Toro Pacific Management Inc. (the “Transferor”) pursuant to which the Transferor assigned a letter of intent (the “LOI”) effective 12 May 2017 to the Company in accordance with its terms. The Assignment Agreement and the LOI contemplated a business combination transaction (the “Acquisition”) to acquire all of the issued and outstanding securities of NMG, an arm’s length Nevada-based licensed producer of medical cannabis.

As consideration for the Assignment Agreement, the Company will issue to the Transferor 1,000,000 common shares of the Company. On 13 November 2017, the Assignment Agreement was amended, whereby the Company would issue the 1,000,000 common shares as follows:

a.	470,000 common shares to Benjamin Rutledge upon closing of the Acquisition (issued);
b.	60,000 common shares to Chris Hunt upon closing of the Acquisition (issued);
c.	470,000 common shares to the Transferor according to the following schedule:

·	1/10 of the Transferor’s shares upon closing of the Acquisition (issued);
.	1/6 of the remaining Transferor’s shares 6 months after closing the Acquisition (issued);
.	1/5 of the remaining Transferor’s shares 12 months after closing the Acquisition (issued);
.	1/4 of the remaining Transferor’s shares 18 months after closing the Acquisition (issued);
.	1/3 of the remaining Transferor’s shares 24 months after closing the Acquisition (issued);
.	1/2 of the remaining Transferor’s shares 30 months after closing the Acquisition (issued); and
.	the remaining Transferor’s shares 36 months after closing the Acquisition.

The remaining 423,000 shares to be issued to the Transferor over the 36 month period are included in equity as shares to be issued with a total fair value of $135,202 as at 13 November 2017 (Note 11).

Intangible assets acquired from third parties are measured initially at fair value and either classified as indefinite life or finite life depending on their characteristics. The Company’s brands and licenses have indefinite lives as long as the Company is in business. There are no indications of impairment as at 31 January 2020.

14.	Business Acquisition

On 15 May 2017, the Company entered into an assignment and novation agreement (the “Assignment Agreement”) with Toro Pacific Management Inc. (the “Transferor”) pursuant to which the Transferor assigned a letter of intent (the “LOI”) effective 12 May 2017 to the Company in accordance with its terms. The Assignment Agreement and the LOI contemplated a business combination transaction (the “Acquisition”) to acquire all of the issued and outstanding securities of NMG, an arm’s length Nevada-based licensed producer of medical cannabis.

As consideration for the Assignment Agreement, the Company will issue to the Transferor 1,000,000 common shares of the Company. On 13 November 2017, the Assignment Agreement was amended, whereby the Company would issue the 1,000,000 common shares as follows:

a.	470,000 common shares to Benjamin Rutledge upon closing of the Acquisition (issued);
b.	60,000 common shares to Chris Hunt upon closing of the Acquisition (issued);
c.	470,000 common shares to the Transferor according to the following schedule:

•	1/10 of the Transferor’s shares upon closing of the Acquisition (issued);
•	1/6 of the remaining Transferor’s shares 6 months after closing the Acquisition (issued);
•	1/5 of the remaining Transferor’s shares 12 months after closing the Acquisition (issued);
•	1/4 of the remaining Transferor’s shares 18 months after closing the Acquisition (issued);
•	1/3 of the remaining Transferor’s shares 24 months after closing the Acquisition;
•	1/2 of the remaining Transferor’s shares 30 months after closing the Acquisition; and
•	the remaining Transferor’s shares 36 months after closing the Acquisition.

The remaining 423,000 shares to be issued to the Transferor over the 36 month period are included in equity as shares to be issued with a total fair value of $135,202 as at 13 November 2017 (Note 11).

On 14 September 2017, the Company and Dep Nevada entered into a definitive agreement (the “Share Exchange Agreement”) with NMG. Pursuant to the Share Exchange Agreement, Dep Nevada acquired all of the issued and outstanding securities of NMG in exchange for the issuance of the Company’s common shares and certain cash and other non-cash consideration (the “Acquisition”).

The Company completed a concurrent financing consisting of 9,102,141 subscription receipts of the Company (the “Subscription Receipts”), at an issue price of CAD$0.66 per Subscription Receipt, with each Subscription Receipt being automatically converted, at no additional cost to the subscriber, upon the completion of the Acquisition for one common share and one share purchase warrant exercisable at a price of CAD$0.90 for a period of 24 months from the date of issuance. Each warrant is subject to acceleration provisions following the six-month anniversary of the date of closing, if the closing trading price of the common shares is equal to or greater than CAD$1.20 for seven consecutive trading days, at which time the Company may accelerate the expiry date of the warrants by issuing a press release announcing the reduced warrant term whereupon the warrant will expire 21 calendar days after the date of such press release. These Subscription Receipts were recognized as liability on initial receipt. During the year ended 31 July 2018, the Acquisition closed and the shares were issued; therefore the Subscription Receipts were reclassified from liability to equity on conversion to common shares.

On 14 November 2017, the Company closed the Acquisition, and acquired all of the issued and outstanding membership units of NMG (the “Units”). In consideration for the Units, the Company issued to the NMG Members an aggregate of 16,000,000 common shares with a fair value of $5,386,155 as well as a cash payment of $2,309,000 pro rata amongst the NMG members and promissory notes to the NMG members in the aggregate amount of $2,175,000. The Company also issued 2,037,879 common shares to TI Nevada with a fair value of $685,788, 212,121 common shares to Charles Fox with a fair value of $71,383, 47,000 common shares to Toro Pacific Management Inc. with a fair value of $15,816, 60,000 common shares to Chris Hunt with a fair value of $20,192, and 470,000 common shares to Benjamin Rutledge with a fair value of $159,114 in connection with the Acquisition. The Company has an obligation to issue a further 423,000 common shares to Toro Pacific Management Inc., which had a fair value of $135,202 on the date of acquisition. The Company recognized $330,324 in transaction costs in connection with the shares issued to non-NMG members. The promissory notes totalling $2,175,000 were discounted to a present value of $1,887,863 (Note 9). In connection with the closing of the Acquisition, the net proceeds of the Company’s private placements of Subscription Receipts in support of the Acquisition was released to the Company from escrow. Immediately prior to closing of the Acquisition, the Company completed a consolidation of its common shares on the basis of three (3) pre-consolidation common shares to one (1) post-consolidation common share, as well a name change, changing the name of the Company from Deploy Technologies, Inc. to Body and Mind Inc. The Company eliminated its authorized Class A Preferred shares (Note 11).

As a result of the acquisition of NMG, the Company changed its business focus to growing and supplying medical and recreational cannabis in the state of Nevada. The acquisition of NMG was accounted for as a business combination, in which the assets acquired and the liabilities assumed are recorded at their estimated fair values. The allocation of the purchase consideration is as follows:

Purchase consideration
Share considerations, net of transaction costs	$6,143,326
Cash considerations	2,309,000
Promissory notes issued	1,887,277
TOTAL	$10,339,603

Assets acquired:
Cash	$260,842
Amounts receivable	253,697
Prepaid expenses	44,552
Inventory	498,680
Property and equipment	1,951,696
Brand	247,000
Licenses	7,925,000
Liabilities assumed:
Trade payable and accrued liabilities	(367,385)
Loans payable	(250,000)
Deferred tax liability	(2,860,200)

Net identifiable assets acquired	7,703,882
Goodwill	2,635,721
TOTAL	$10,339,603

Goodwill recognized comprises the assembled workforce and their knowledge with respect to NMG, regulatory affairs and the cannabis industry; and expected revenue growth and future market development with legalization of recreational cannabis in Nevada.